Employee Stock Purchase Plans (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Purchase Price (% of Market Price on Purchase Date)	95.00%
Maximum Employee Subscription Rate (% of Gross Wages)	10.00%
Stock Issued During Period, Employee Stock Purchase Plans (in shares)	152	151	119